BOND FUND SCHEDULE OF INVESTMENTS
August 31, 2023 (Unaudited)

		Rate (%)	Maturity Date	Principal Amount	Value
BONDS - 94.9%					$1,228,548,555
(COST $1,505,883,153)

Asset-Backed Securities - 18.5%					239,341,358
AASET Trust, Series 2018-2A A (h)		4.454	11/18/38	509,715	427,635
AASET Trust, Series 2022-1A A (h)		6.000	05/16/47	6,272,409	6,021,576
American Airlines, Series 2017-1 A		4.000	08/15/30	215,483	193,377
Aqua Finance Trust, Series 2017-A C (h)		8.350	11/15/35	1,750,000	1,712,622
Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A A (h)		4.213	12/16/41	5,217,148	4,802,907
Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A B (h)		5.682	12/16/41	1,214,203	864,974
Business Jet Securities, LLC, Series 2022-1A A (h)		4.455	06/15/37	5,708,827	5,354,880
Business Jet Securities, LLC, Series 2022-1A B (h)		5.192	06/15/37	815,547	747,285
Castle Aircraft Securitization Trust, Series 2019-1A A (h)		3.967	04/15/39	2,894,660	2,574,105
Castle Aircraft Securitization Trust, Series 2021-1A B (h)		6.656	01/15/46	4,714,387	3,877,686
Coinstar Funding, LLC, Series 2017-1A A2 (h)		5.216	04/25/47	26,526,563	22,274,545
DCAL Aviation Finance Ltd., Series 2015-1A A1 (c)(f)(h)(i)		6.213	02/15/40	955,941	608,249
ECAF I Ltd., Series 2015-1A A2 (h)		4.947	06/15/40	8,339,693	5,024,665
ECAF I Ltd., Series 2015-1A B1 (h)(i)		5.802	06/15/40	19,177,362	4,890,227
GAIA Aviation Ltd. (TAILWIND), Series 2019-1 B (h)		5.193	12/15/44	3,088,788	2,423,031
Harley Marine Financing LLC, Series 2018-1A A2 (c)(h)		6.682	05/15/43	12,554,591	12,360,027
HOA Funding LLC, Series 2021-1A A2 (h)		4.723	08/20/51	12,740,000	10,455,973
Horizon Aircraft Finance I Ltd., Series 2018-1 B (h)(i)		5.270	12/15/38	2,702,399	1,437,676
Horizon Aircraft Finance II Ltd., Series 2019-1 A (h)		3.721	07/15/39	3,233,779	2,755,600
Icon Brand Holdings LLC, Series 2012-1A A (h)(i)		4.229	01/25/43	7,009,399	1,894,115
JOL Air Limited, Series 2019-1 B (h)		4.948	04/15/44	874,699	661,989
KDAC Aviation Finance Ltd., Series 2017-1A A (h)		4.212	12/15/42	2,146,080	1,779,122
KDAC Aviation Finance Ltd., Series 2017-1A B (h)		5.926	12/15/42	17,132,629	9,788,385
Kestrel Aircraft Funding Ltd., Series 2018-1A A (h)		4.250	12/15/38	1,634,578	1,407,862
Kestrel Aircraft Funding Ltd., Series 2018-1A B (h)		5.500	12/15/38	2,691,017	1,841,463
Labrador Aviation Finance Ltd., Series 2016-1A B1 (h)		5.682	01/15/42	33,166,314	15,985,168
MACH 1 Cayman Ltd., Series 2019-1 B (h)		4.335	10/15/39	4,341,879	3,094,630
MAPS Ltd., Series 2018-1A B (h)		5.193	05/15/43	1,593,042	1,122,139
ME Funding, LLC, Series 2019-1 A2 (h)		6.448	07/30/49	22,137,500	21,607,683
Merlin Aviation Holdings DAC, Series 2016-1 A (h)		4.500	12/15/32	3,887,473	3,372,383
Merlin Aviation Holdings DAC, Series 2016-1 B (f)(h)(i)		6.500	12/15/32	1,554,779	1,010,093
METAL LLC, Series 2017-1 A (h)		4.581	10/15/42	14,314,688	8,677,421
METAL LLC, Series 2017-1 B (h)(i)		6.500	10/15/42	26,657,035	10,663,347
Mosaic Solar Loans, LLC, Series 2017-2A C (h)		2.000	06/22/43	144,684	140,424
Pioneer Aircraft Finance Ltd., Series 2019-1 B (h)		4.948	06/15/44	1,419,643	1,037,376
Project Silver, Series 2019-1 A (h)		3.967	07/15/44	4,552,941	3,859,711
PROP Limited, Series 2017-1 B (h)(i)		6.900	03/15/42	4,050,835	1,508,936
Sapphire Aviation Finance I Ltd., Series 2018-1A B (h)		5.926	03/15/40	7,349,239	3,701,738
SMB Private Education Loan Trust, Series 2014-A C (h)		4.500	09/15/45	7,000,000	5,957,072
Sprite Limited, Series 2021-1 A (h)		3.750	11/15/46	7,867,661	7,078,451
Sprite Limited, Series 2021-1 B (h)(i)		5.100	11/15/46	3,932,787	3,330,107
TGIF Funding LLC, Series 2017-1A A2 (h)		6.202	04/30/47	23,688,332	22,517,631
Thunderbolt Aircraft Lease Ltd., Series 2017-A A (h)		4.212	05/17/32	525,504	475,123
Thunderbolt Aircraft Lease Ltd., Series 2017-A B (h)(i)		5.750	05/17/32	4,757,937	3,449,605
Thunderbolt Aircraft Lease Ltd., Series 2019-1 B (h)		4.750	11/15/39	4,314,678	2,345,157
United Air Lines, Series 2020-1 A		5.875	04/15/29	3,414,167	3,406,782
US Airways, Series 2011-1A		7.125	04/22/25	3,244,760	3,243,674
WAVE Trust, Series 2017-1A A (h)		3.844	11/15/42	1,720,799	1,383,213
Willis Engine Structured Trust IV, Series 2018-A A (h)		4.750	09/15/43	4,981,410	4,193,518

Commercial Mortgage-Backed Securities - 17.2%					222,670,995
BBCMS Mortgage Trust, Series 2015-VFM A2 (h)		3.375	03/12/36	3,000,000	2,665,938
CG-CCRE Commercial Mortgage Trust, Series 2014-FL1 B (1 times (TSFR1M + 0.11448%) + 1.150%, floor 1.150%) (d)(h)		6.575	06/15/31	5,608,848	5,593,676
Citigroup Commercial Mortgage Trust, Series 2015-GC35 C (d)		4.607	11/10/48	7,000,000	5,981,070
Citigroup Commercial Mortgage Trust, Series 2016-GC36 C (d)		4.905	02/10/49	5,000,000	3,130,515
COMM Mortgage Trust, Series 2012-CR4 AM		3.251	10/15/45	3,000,000	2,602,500
COMM Mortgage Trust, Series 2014-CR16 C (d)		5.080	04/10/47	5,000,000	4,299,415
COMM Mortgage Trust, Series 2014-UBS4 D (d)(h)		4.868	08/10/47	9,740,000	6,770,033
COMM Mortgage Trust, Series 2014-UBS5 B		4.514	09/10/47	3,270,000	3,070,793
COMM Mortgage Trust, Series 2014-UBS5 C (d)		4.763	09/10/47	6,500,000	5,741,179
COMM Mortgage Trust, Series 2015-DC1 C (d)		4.438	02/10/48	540,000	442,800
COMM Mortgage Trust, Series 2015-PC1 D (d)		4.424	07/10/50	2,500,000	2,052,201
Credit Suisse Commercial Mortgage Securities Corp., Series 2016-NXSR C (d)		4.574	12/15/49	3,000,000	2,084,092
CSAIL Commercial Mortgage Trust, Series 2015-C1 C (d)		4.392	04/15/50	1,780,000	1,367,630
CSAIL Commercial Mortgage Trust, Series 2015-C2 B (d)		4.208	06/15/57	5,000,000	4,411,764
CSAIL Commercial Mortgage Trust, Series 2015-C2 C (d)		4.314	06/15/57	3,579,000	2,675,916
CSAIL Commercial Mortgage Trust, Series 2015-C3 B (d)		4.247	08/15/48	3,905,000	3,357,704
CSAIL Commercial Mortgage Trust, Series 2015-C3 D (d)(i)		3.497	08/15/48	5,795,000	3,425,397
DBUBS Mortgage Trust, Series 2011-LC3A PM1 (h)		4.452	05/10/44	7,476,810	6,085,521
DBUBS Mortgage Trust, Series 2011-LC3A PM2 (d)(h)		5.268	05/10/44	4,197,000	3,205,019
GS Mortgage Securities Trust, Series 2014-GC24 B (d)		4.636	09/10/47	4,340,000	3,991,156
GS Mortgage Securities Trust, Series 2018-3PCK A (1 times (TSFR1M + 0.11448%) + 1.950%, floor 1.950%) (d)(h)		7.125	09/15/31	2,741,888	2,704,307
HMH Trust, Series 2017-NSS A (h)		3.062	07/05/31	5,850,000	5,425,899
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C3 B (h)		5.013	02/15/46	4,086,805	3,798,044
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C3 C (h)		5.360	02/15/46	9,250,000	7,775,487
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9 C (d)(h)		3.910	12/15/47	2,916,076	2,631,724
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C20 D (d)(h)(i)		4.673	07/15/47	5,000,000	3,306,685
JPMBB Commercial Mortgage Securities Trust, Series 2013-C12 C (d)		4.101	07/15/45	5,572,315	4,886,870
JPMBB Commercial Mortgage Securities Trust, Series 2013-C14 B (d)		4.385	08/15/46	682,381	641,438
JPMBB Commercial Mortgage Securities Trust, Series 2013-C14 C (d)		4.385	08/15/46	5,000,000	4,300,000
JPMBB Commercial Mortgage Securities Trust, Series 2014-C18 C (d)		4.893	02/15/47	5,060,000	4,035,009
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22 D (d)(h)(i)		4.700	09/15/47	4,966,000	3,749,262
JPMBB Commercial Mortgage Securities Trust, Series 2014-C24 B		4.116	11/15/47	10,400,000	8,732,476
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28 C (d)		4.273	10/15/48	5,496,426	4,759,606
JPMBB Commercial Mortgage Securities Trust, Series 2015-C32 B		4.389	11/15/48	500,000	411,820
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C10 AS (d)		4.095	07/15/46	223,109	215,855
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C10 C (d)		4.095	07/15/46	2,750,000	2,188,716
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11 AS (d)		4.220	08/15/46	6,881,000	6,049,620
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12 C (d)		5.074	10/15/46	2,110,000	2,003,240
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C16 C (d)		4.871	06/15/47	7,015,936	5,894,122
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C21 C (d)		4.264	03/15/48	8,000,000	6,319,411
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22 D (d)(h)		4.341	04/15/48	5,000,000	3,425,001
Morgan Stanley Capital I Trust, Series 2011-C2 D (d)(h)		5.385	06/15/44	567,187	514,106
Morgan Stanley Capital I Trust, Series 2015-UBS8 C (d)		4.715	12/15/48	6,500,000	4,925,574
Morgan Stanley Capital I Trust, Series 2016-UB12 C (d)		4.265	12/15/49	5,000,000	3,195,383
Morgan Stanley Capital I Trust, Series 2019-BPR A (1 times (TSFR1M + 0.092%) + 1.900%, floor 1.900%) (d)(h)		7.311	05/15/36	5,574,079	5,339,440
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16 AS		4.020	08/15/50	1,035,000	1,002,800
Wells Fargo Commercial Mortgage Trust, Series 2015-C27 C		3.894	02/15/48	6,982,500	5,657,968
Wells Fargo Commercial Mortgage Trust, Series 2015-C31 C (d)		4.748	11/15/48	5,000,000	4,401,341
Wells Fargo Commercial Mortgage Trust, Series 2015-C31 D		3.852	11/15/48	5,189,370	3,952,625
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22 B (d)		4.696	09/15/58	800,000	740,813
Wells Fargo Commercial Mortgage Trust, Series 2015-SG1 C (d)		4.601	09/15/48	5,000,000	4,102,469
Wells Fargo Commercial Mortgage Trust, Series 2016-C36 C (d)		4.256	11/15/59	3,000,000	2,053,268
Wells Fargo Commercial Mortgage Trust, Series 2017-SMP A (1 times (TSFR1M + 0.047%) + 0.875%, floor 0.875%) (d)(h)		6.232	12/15/34	1,625,000	1,535,948
WFRBS Commercial Mortgage Trust, Series 2012-C10 B		3.744	12/15/45	1,438,948	1,251,895
WFRBS Commercial Mortgage Trust, Series 2012-C10 C (d)		4.484	12/15/45	7,000,000	4,812,509
WFRBS Commercial Mortgage Trust, Series 2013-C14 B		3.841	06/15/46	1,500,000	1,205,506
WFRBS Commercial Mortgage Trust, Series 2013-C15 B (d)		4.352	08/15/46	3,800,000	3,153,958
WFRBS Commercial Mortgage Trust, Series 2013-C16 C (d)		5.175	09/15/46	2,225,000	2,052,115
WFRBS Commercial Mortgage Trust, Series 2014-C19 C		4.646	03/15/47	6,000,000	5,437,047
WFRBS Commercial Mortgage Trust, Series 2014-C20 C (f)		4.513	05/15/47	4,500,000	2,183,756
WFRBS Commercial Mortgage Trust, Series 2014-C21 C		4.234	08/15/47	3,000,000	2,604,602
WFRBS Commercial Mortgage Trust, Series 2014-C21 D (h)		3.497	08/15/47	5,000,000	3,789,841
WP Glimcher Mall Trust, Series 2015-WPG B (d)(h)		3.633	06/05/35	2,900,000	2,549,120

Convertible Bonds - 0.0% ^					250,000
FedNat Holding Co. (e)(f)(h)(i)(j)		5.000	04/19/26	5,000,000	250,000

Corporate Bonds - 55.9%					723,533,733
A10 Capital, LLC (h)		5.875	08/17/26	5,000,000	4,621,936
A10 Capital, LLC (h)		5.875	08/17/26	1,500,000	1,386,581
ACRES Commercial Realty Corp.		5.750	08/15/26	8,000,000	7,331,363
Aircastle Ltd.		4.125	05/01/24	2,390,000	2,348,690
Amerant Bancorp Inc.		5.750	06/30/25	10,000,000	9,327,678
Arbor Realty Trust, Inc. (h)		5.750	04/01/24	10,000,000	9,668,745
Arbor Realty Trust, Inc. (h)		4.750	10/15/24	10,000,000	9,497,245
Arbor Realty Trust, Inc.		4.750	10/15/24	1,000,000	949,725
Arena Finance II LLC (h)		6.750	09/30/25	2,000,000	1,875,000
Associated Banc-Corp		4.250	01/15/25	175,000	167,431
Assured Guaranty US Holdings Inc. (3 month LIBOR + 2.380%) (d)		7.932	12/15/66	31,251,000	27,110,242
Axos Financial, Inc. (4.875% to 10/01/25, then TSFR3M + 4.760%) (d)		4.875	10/01/30	8,000,000	6,562,889
BAC Capital Trust XIII (Greater of 4.000% or 3 month LIBOR + 0.400%, floor 4.000%) (d)(g)		5.952	09/18/23	1,950,000	1,486,117
Banc of California, Inc. (4.375% to 10/30/25, then TSFR3M + 4.195%) (d)		4.375	10/30/30	12,500,000	10,808,067
Bank of America Corp. (TSFR3M + 0.26161% + 3.135%) (d)(g)		8.631	10/02/23	2,500,000	2,499,035
Bank of America Corp. (4.0 times (USISDA10 - USISDA02 - 0.250%), floor 0.000%, cap 10.000%) (d)(e)		0.000	11/19/30	671,000	483,236
Bank of Montreal (4.800% to 08/25/24, then H15T5Y + 2.979%) (d)(g)		4.800	08/25/24	6,977,000	6,187,929
Bank of New York Mellon Corp. (3.700% to 03/20/26, then H15T5Y + 3.352%) (d)(g)		3.700	03/20/26	1,000,000	886,250
Bay Banks of Virginia, Inc. (5.625% to 10/15/24, then TSFR3M + 4.335%) (d)(h)		5.625	10/15/29	3,000,000	2,783,489
BayCom Corp. (5.250% to 09/15/25, then TSFR3M + 5.210%) (d)		5.250	09/15/30	8,460,000	7,186,855
BCB Bancorp, Inc. (TSFR3M + 0.26161% + 2.720%) (d)(h)		8.354	08/01/28	9,000,000	8,954,974
BOKF Merger Corp. Number Sixteen (5.625% to 06/25/25, then 3 month LIBOR + 3.170%) (d)		5.625	06/25/30	10,000,000	9,570,063
Brandywine Operating Partnership, L.P.		3.950	11/15/27	3,000,000	2,469,074
Brandywine Operating Partnership, L.P.		7.550	03/15/28	533,000	499,670
Brandywine Operating Partnership, L.P.		4.550	10/01/29	300,000	233,690
Broadmark Realty Capital Inc. (h)		5.000	11/15/26	5,000,000	4,506,507
Byline Bancorp, Inc. (6.000% to 07/01/25, then TSFR3M + 5.880%) (d)		6.000	07/01/30	12,000,000	10,882,616
Capital Funding Bancorp, Inc. (h)		6.000	12/01/23	20,000,000	19,881,003
Carrington Holding Co., LLC (h)		8.000	01/01/26	10,000,000	9,800,000
Change Co. CDFI LLC (4.750% to 09/30/26, then SOFRRATE + 4.080%) (d)(h)		4.750	09/30/31	7,000,000	5,954,607
Citigroup, Inc. (4.0 times (USISDA30 - USISDA05), floor 0.000%, cap 10.000%) (d)(e)		0.000	07/09/28	740,000	588,888
Citigroup, Inc. (4.0 times (USISDA30 - USISDA05), floor 0.000%, cap 10.000%) (d)(e)		0.000	11/15/28	245,000	191,936
Citigroup, Inc. (4.0 times (USISDA30 - USISDA02), floor 0.000%, cap 10.000%) (d)(e)		0.000	12/23/29	1,152,000	835,794
Citigroup, Inc. (4.0 times (USISDA10 - USISDA02 - 0.250%), floor 0.000%, cap 10.000%) (d)(e)		0.000	11/19/30	727,000	523,955
Citigroup, Inc. (4.35 times (USISDA30 - USISDA05), floor 0.000%, cap 10.000%) (d)(e)		0.000	07/09/33	1,394,000	904,256
Citigroup, Inc. (5.0 times (USISDA30 - USISDA05), floor 0.000%, cap 10.000%) (d)(e)		0.000	12/20/33	2,863,000	1,819,013
Citigroup, Inc. (TSFR3M + 0.26161% + 0.550%) (d)		6.203	08/25/36	868,000	726,488
Comerica Bank (5.332% to 08/25/32, then SOFRRATE + 2.610%) (d)		5.332	08/25/33	8,000,000	6,980,342
Comerica Inc.		4.000	02/01/29	2,000,000	1,721,069
Congressional Bancshares, Inc. (5.750% to 12/01/24, then TSFR3M + 4.390%) (d)(h)		5.750	12/01/29	5,000,000	4,607,641
ConnectOne Bancorp, Inc. (5.750% to 06/15/25, then TSFR3M + 5.605%) (d)		5.750	06/15/30	7,780,000	7,097,108
County Bancorp, Inc. (3 month LIBOR + 2.884%) (d)		8.380	06/01/28	8,250,000	7,557,498
Crown Capital Holdings LLC (h)		12.500	01/15/25	7,000,000	6,950,620
Enterprise Products Operating LLC (TSFR3M + 0.26161% + 2.7775%) (d)		8.274	06/01/67	8,538,000	7,967,754
EverBank Financial Corp. (3 month LIBOR + 4.704%) (d)		10.256	03/15/26	4,000,000	3,991,941
Everest Reinsurance Holdings Inc. (3 month LIBOR + 2.385%) (d)		8.011	05/01/67	17,705,000	15,226,300
F&M Financial Services Corp. (5.950% to 09/15/24, then TSFR3M + 4.840%) (d)(h)		5.950	09/15/29	9,000,000	8,424,246
FedNat Holding Co. (e)(f)(i)(j)		7.750	03/15/29	17,000,000	850,000
Fidelity Federal Bancorp (6.875% to 10/15/23, then 3 month LIBOR + 3.790%) (d)(h)		6.875	10/15/28	6,500,000	6,452,807
Fidelity Federal Bancorp (6.000% to 11/01/24, then TSFR3M + 4.650%) (d)(h)		6.000	11/01/29	7,000,000	6,503,314
Fifth Third Bancorp (3 month LIBOR + 3.129%) (d)(g)		8.667	10/02/23	7,748,000	7,425,838
Fifth Third Bancorp		4.300	01/16/24	2,644,000	2,622,632
First Financial Bancorp (5.250% to 05/15/25, then TSFR3M + 5.090%) (d)		5.250	05/15/30	3,000,000	2,753,353
FNB Corp.		4.875	10/02/25	2,000,000	1,878,632
FPL Group, Inc. (3 month LIBOR + 2.0675%) (d)		7.601	10/01/66	9,285,000	8,370,892
General Electric Co. (3 month LIBOR + 3.330%) (d)(g)		8.882	09/15/23	15,736,000	15,736,000
Great Ajax Operating Partnership L.P. (h)		8.875	09/01/27	3,500,000	3,326,527
Hallmark Financial Services, Inc.		6.250	08/15/29	13,000,000	2,730,000
Hilltop Holdings Inc. (5.750% to 05/15/25, then TSFR3M + 5.680%) (d)		5.750	05/15/30	8,000,000	7,556,199
Horizon Bancorp, Inc. (5.625% to 07/01/25, then TSFR3M + 5.490%) (d)		5.625	07/01/30	6,750,000	5,988,972
Howard Bancorp Inc. (6.000% to 12/06/23, then 3 month LIBOR + 3.020%) (d)(h)		6.000	12/06/28	3,000,000	2,909,119
IIP Operating Partnership, LP		5.500	05/25/26	3,619,000	3,209,859
Independent Bank Group, Inc. (4.000% to 09/15/25, then TSFR3M + 3.885%) (d)		4.000	09/15/30	2,000,000	1,748,700
JPMorgan Chase & Co. (4.000% to 04/01/25, then TSFR3M + 2.745%) (d)(g)		4.000	04/01/25	5,000,000	4,589,000
KeyBank N.A.		4.900	08/08/32	7,000,000	5,771,710
Lincoln National Corp. (3 month LIBOR + 2.3575%) (d)		7.996	05/17/66	29,378,000	20,748,213
Lincoln National Corp. (3 month LIBOR + 2.040%) (d)		7.628	04/20/67	25,384,000	16,943,820
Manufacturers & Traders Trust Co.		5.400	11/21/25	1,000,000	976,451
Medallion Financial Corp. (h)		8.250	03/22/24	10,000,000	9,900,000
Meridian Corp. (5.375% to 12/30/24, then TSFR3M + 3.950%) (d)		5.375	12/30/29	10,000,000	8,571,813
Midland States Bancorp, Inc. (5.000% to 09/30/24, then TSFR3M + 3.610%) (d)		5.000	09/30/29	5,500,000	4,924,137
Minnwest Corp. (3 month LIBOR + 2.980%) (d)(h)		8.550	07/15/28	6,000,000	5,881,509
New York Mortgage Trust, Inc.		5.750	04/30/26	5,000,000	4,466,065
Newport Realty Trust, Inc. (h)		6.250	12/01/24	10,000,000	9,650,000
Newport Realty Trust, Inc.		6.250	12/01/24	1,000,000	965,000
NexBank Capital, Inc. (3 month LIBOR + 4.585%) (d)(h)		10.123	09/30/27	5,000,000	4,926,993
Nexpoint Real Estate Finance, Inc.		5.750	05/01/26	9,000,000	8,126,613
Northpointe Bancshares, Inc. (6.000% to 09/30/24, then TSFR3M + 4.905%) (d)(h)		6.000	09/30/29	5,000,000	4,670,202
Northpointe Bank (6.875% to 10/01/23, (TSFR3M + 0.26161%) + 3.765%) (d)(h)		6.875	10/01/28	5,000,000	4,976,158
OceanFirst Financial Corp. (5.250% to 05/15/25, then TSFR3M + 5.095%) (d)		5.250	05/15/30	6,000,000	5,414,914
Office Properties Income Trust		4.500	02/01/25	100,000	89,186
Orrstown Financial Services, Inc. (6.000% to 12/30/23, then 3 month LIBOR + 3.160%) (d)		6.000	12/30/28	1,750,000	1,633,578
Pacific Premier Bancorp, Inc. (5.375% to 06/15/25, then TSFR3M + 5.170%) (d)		5.375	06/15/30	5,000,000	4,599,255
Parkway Bancorp, Inc. (6.000% to 03/31/25, then 3 month LIBOR + 5.390%) (d)(h)		6.000	03/31/30	10,000,000	9,158,457
Pathfinder Bancorp, Inc. (5.500% to 10/15/25, then TSFR3M + 5.320%) (d)		5.500	10/15/30	9,650,000	7,792,508
PCAP Holdings LP (h)		6.500	07/15/28	10,000,000	8,883,169
Peapack-Gladstone Financial Corp. (3.500% to 12/30/25, then TSFR3M + 3.260%) (d)		3.500	12/30/30	3,000,000	2,473,353
Pedcor Bancorp (7.250% to 02/15/24, then 3 month LIBOR + 4.600%) (d)(h)		7.250	02/15/29	3,000,000	2,922,489
Pelorus Fund REIT LLC (h)		7.000	09/30/26	5,000,000	4,667,808
Pinnacle Financial Partners, Inc. (4.125% to 09/15/24, then 3 month LIBOR + 2.775%) (d)		4.125	09/15/29	5,000,000	4,700,691
Post Brothers Holdings LLC (h)		9.000	08/18/25	5,000,000	4,969,185
RBB Bancorp (6.180% to 12/01/23, then 3 month LIBOR + 3.150%) (d)		6.180	12/01/28	7,000,000	6,711,869
Ready Capital Corp.		6.125	04/30/25	5,000,000	4,782,190
Ready Capital Corp.		5.500	12/30/28	10,000,000	8,388,943
ReadyCap Holdings, LLC (h)		4.500	10/20/26	10,000,000	8,977,257
Reinsurance Group of America, Inc. (3 month LIBOR + 2.665%) (d)		8.217	12/15/65	32,979,000	29,679,757
Reliant Bancorp Inc. (5.125% to 12/15/24, then TSFR3M + 3.765%) (d)		5.125	12/15/29	13,000,000	11,857,419
SCRE Intermediate Holdco, LLC (h)		6.500	02/15/27	8,000,000	7,379,158
Scripps Networks Interactive, Inc.		3.950	06/15/25	491,000	467,942
Signature Bank New York (e)(f)		4.000	10/15/30	4,295,000	46,644
South Street Securities Funding LLC (h)		6.250	12/30/26	5,000,000	4,606,159
Southern National Bancorp of Virginia, Inc. (3 month LIBOR + 3.950%) (d)(h)		9.581	01/31/27	2,000,000	1,978,252
Southern National Bancorp of Virginia, Inc. (5.400% to 09/01/25, then TSFR3M + 5.310%) (d)		5.400	09/01/30	2,000,000	1,824,497
SouthState Corp. (5.750% to 06/01/25, then TSFR3M + 5.617%) (d)		5.750	06/01/30	690,000	645,799
State Street Corp. (3 month LIBOR + 3.597%) (d)(g)		9.149	12/15/23	1,703,000	1,700,871
Synchrony Bank		5.400	08/22/25	1,000,000	966,444
Synchrony Financial		4.875	06/13/25	2,576,000	2,483,093
Texas State Bankshares, Inc. (5.750% to 06/15/24, then 3 month LIBOR + 3.550%) (d)(h)		5.750	06/15/29	4,000,000	3,796,652
TransCanada PipeLines Ltd. (3 month LIBOR + 2.210%) (d)		7.836	05/15/67	24,423,000	20,087,887
Transverse Insurance Group, LLC (h)		6.000	12/15/26	5,000,000	4,514,023
Trinitas Capital Management, LLC (h)		6.000	07/30/26	3,000,000	2,790,000
TriState Capital Holdings, Inc. (5.750% to 05/15/25, then 3 month LIBOR + 5.360%) (d)		5.750	05/15/30	10,775,000	10,350,789
Truist Financial Corp. (4.800% to 09/01/24, then H15T5Y + 3.003%) (d)(g)		4.800	09/01/24	10,552,000	9,343,796
Truist Financial Corp. (3 month LIBOR + 3.102%) (d)(g)		8.654	12/15/24	3,000,000	2,968,570
United Insurance Holdings Corp. (k)		7.250	12/15/27	2,250,000	1,794,375
Universal Insurance Holdings, Inc.		5.625	11/30/26	7,000,000	6,180,192
UTB Financial Holding Co. (6.500% to 09/01/23, then 3 month LIBOR + 3.620%) (d)(h)		6.500	09/01/28	6,000,000	5,940,000
Valley National Bancorp		4.550	06/30/25	8,000,000	7,583,721
Volunteer State Bancshares, Inc. (5.750% to 11/15/24, then TSFR3M + 4.365%) (d)(h)		5.750	11/15/29	9,000,000	8,317,184
Waypoint Residential LLC (h)		12.500	12/15/26	10,000,000	9,811,562
Webster Financial Corp. (4.000% to 12/30/24, then TSFR3M + 2.530%) (d)		4.000	12/30/29	9,700,000	8,876,210
WEC Energy Group, Inc. (TSFR3M + 0.26161% + 2.1125%) (d)		7.739	05/15/67	570,000	498,688
Wingspire Equipment Finance LLC (h)		6.000	06/30/26	6,000,000	5,553,315
Zions Bancorp		3.250	10/29/29	9,092,000	7,139,798

Residential Mortgage-Backed Securities - 0.0% ^					129,614
Hawaii Housing Finance & Development Corp.		2.600	07/01/37	150,886	129,614

Taxable Municipal Bonds - 0.1%					1,118,382
Pontotoc County OK Educational Facilities Authority		4.119	09/01/23	45,000	45,000
Summit County OH Development Finance Authority		6.250	05/15/26	425,000	425,165
Utah Infrastructure Agency Telecommunications Revenue and Refunding		3.500	10/15/23	650,000	648,217

U.S. Government & Agency Securities - 0.4%					4,968,164
U.S. Treasury Bonds		2.875	11/30/23	5,000,000	4,968,164

U.S. Government Agency Mortgage-Backed Securities - 2.8%					36,536,309
Fannie Mae Interest Strip, Series 419 C6 (IO)		3.500	05/25/44	2,528,400	390,685
Fannie Mae Pool, Series 890163		5.500	03/01/24	261	260
Fannie Mae REMIC, Series 2011-3 KA		5.000	04/25/40	45,189	44,518
Fannie Mae REMIC, Series 2011-136 ES (IO) (-1.0 times (SOFR30A +0.11448%) + 6.550%, floor 0.000%, cap 6.550%) (d)		1.148	02/25/41	165,364	559
Fannie Mae REMIC, Series 2012-14 DS (IO) (-1.0 times (SOFR30A +0.11448%) + 6.500%, floor 0.000%, cap 6.500%) (d)		1.098	03/25/42	5,456,072	574,607
Fannie Mae REMIC, Series 2013-7 EI (IO)		3.000	10/25/40	2,308,717	86,936
Fannie Mae REMIC, Series 2013-20 CS (IO) (-1.0 times (SOFR30A +0.11448%) + 6.150%, floor 0.000%, cap 6.150%) (d)		0.748	03/25/43	1,863,069	143,463
Fannie Mae REMIC, Series 2013-29 AI (IO)		2.500	04/25/28	1,373,476	52,526
Fannie Mae REMIC, Series 2013-31 IH (IO)		3.500	02/25/43	1,345,706	87,856
Fannie Mae REMIC, Series 2013-38 CI (IO)		3.000	04/25/28	3,603,262	146,373
Fannie Mae REMIC, Series 2013-93 SI (IO) (-1.0 times (SOFR30A +0.11448%) + 5.170%, floor 0.000%, cap 5.170%) (d)(e)		0.000	09/25/43	7,085,414	828,700
Fannie Mae REMIC, Series 2016-64 CI (IO)		3.500	07/25/43	901,949	86,280
Fannie Mae REMIC, Series 2019-44 IP (IO)		4.000	09/25/46	658,424	32,232
Fannie Mae REMIC, Series 2020-63 KG		2.500	09/25/50	2,380,301	2,016,273
Fannie Mae REMIC, Series 2020-88 Z		2.000	12/25/50	2,620,412	1,277,664
Fannie Mae REMIC, Series 2020-94 HC		1.000	01/25/51	25,142	21,210
Fannie Mae REMIC, Series 2021-72 UZ		2.000	10/25/51	2,265,256	970,091
Freddie Mac REMIC, Series 4060 SJ (IO) (-1.0 times (SOFR30A +0.11448%) + 6.650%, floor 0.000%, cap 6.650%) (d)		1.347	02/15/41	110,271	477
Freddie Mac REMIC, Series 4109 AI (IO)		3.000	07/15/31	3,671,412	101,718
Freddie Mac REMIC, Series 4116 US (IO) (-1.0 times (SOFR30A +0.11448%) + 4.600%, floor 0.000%, cap 4.600%) (d)(e)		0.000	10/15/42	4,310,747	178,560
Freddie Mac REMIC, Series 4136 IH (IO)		3.500	09/15/27	1,350,690	41,184
Freddie Mac REMIC, Series 4139 EI (IO)		3.000	09/15/31	1,243,556	50,899
Freddie Mac REMIC, Series 4219 AI (IO)		3.500	01/15/43	777,932	87,533
Freddie Mac REMIC, Series 4238 NS (IO) (-1.0 times (SOFR30A +0.11448%) + 6.700%, floor 0.000%, cap 6.700%) (d)		1.397	02/15/42	723,772	62,826
Freddie Mac REMIC, Series 4760 IB (IO)		4.000	10/15/42	4,565,041	531,018
Freddie Mac REMIC, Series 5041 JH		1.500	11/25/50	764,881	367,804
Freddie Mac REMIC, Series 5083 ZJ		2.000	03/25/51	3,192,982	1,587,740
Freddie Mac REMIC, Series 5115 CZ		3.000	04/25/51	523,219	306,294
Freddie Mac REMIC, Series 5142 ZH		2.500	09/25/51	1,378,515	782,895
Freddie Mac REMIC, Series 5146 ZY		2.000	07/25/51	3,338,680	1,633,701
Freddie Mac REMIC, Series 5154 ZQ		2.500	10/25/51	4,388,019	2,647,491
Freddie Mac REMIC, Series 5160 TZ		1.500	08/25/50	250,040	95,195
Ginnie Mae Pool, Series 78-2071X		7.000	05/15/33	6,829	7,002
Ginnie Mae REMIC Trust, Series 2012-27 (IO) (d)		0.236	04/16/53	10,361,360	24,204
Ginnie Mae REMIC Trust, Series 2015-81 (IO) (d)		0.210	10/16/56	13,762,387	135,017
Ginnie Mae REMIC Trust, Series 2016-51 ID (IO)		4.000	03/20/43	1,904,034	89,420
Ginnie Mae REMIC Trust, Series 2017-104 JI (IO)		4.000	06/20/44	792,831	20,204
Ginnie Mae REMIC Trust, Series 2019-59 IM (IO)		4.000	12/20/48	95,920	1,569
Ginnie Mae REMIC Trust, Series 2019-59 MI (IO)		4.000	05/20/49	169,102	14,955
Ginnie Mae REMIC Trust, Series 2019-71 IO (IO)		3.500	06/20/49	201,956	26,824
Ginnie Mae REMIC Trust, Series 2019-71 IQ (IO)		3.500	06/20/49	187,146	10,663
Ginnie Mae REMIC Trust, Series 2019-78 IQ (IO)		4.000	04/20/49	144,825	4,051
Ginnie Mae REMIC Trust, Series 2019-78 QI (IO)		4.000	06/20/49	192,092	7,169
Ginnie Mae REMIC Trust, Series 2019-136 ES (IO) (-1.0 times (TSFR1M + 0.11448%) + 6.050%, floor 0.000%, cap 6.050%) (d)		0.622	03/20/48	4,387,037	267,803
Ginnie Mae REMIC Trust, Series 2020-134 BZ		1.000	09/16/50	1,007,015	413,961
Ginnie Mae REMIC Trust, Series 2021-27 ZL		1.000	02/20/51	1,627,732	672,704
Ginnie Mae REMIC Trust, Series 2021-66 PU		1.000	04/20/51	389,458	341,078
Ginnie Mae REMIC Trust, Series 2021-130 CZ		3.000	07/20/51	2,536,470	1,693,576
Ginnie Mae REMIC Trust, Series 2021-131 MZ		2.000	07/20/51	1,200,526	603,778
Ginnie Mae REMIC Trust, Series 2021-136 EZ		2.500	08/20/51	4,266,817	2,602,111
Ginnie Mae REMIC Trust, Series 2021-136 KZ		2.000	08/20/51	6,847,304	4,075,591
Ginnie Mae REMIC Trust, Series 2021-136 QZ		2.000	08/20/51	3,224,369	1,861,908
Ginnie Mae REMIC Trust, Series 2021-139 ZJ		2.500	08/20/51	2,157,378	1,354,052
Ginnie Mae REMIC Trust, Series 2021-142 MZ		2.000	08/20/50	713,800	365,081
Ginnie Mae REMIC Trust, Series 2021-154 AZ		2.500	09/20/51	3,329,224	2,102,226
Ginnie Mae REMIC Trust, Series 2021-154 PZ		2.500	09/20/51	3,041,059	1,851,596
Ginnie Mae REMIC Trust, Series 2021-156 NZ		2.000	09/20/51	3,846,544	2,238,859
Ginnie Mae REMIC Trust, Series 2021-158 PU		1.000	09/20/51	1,233,097	515,339

SHORT-TERM INVESTMENTS - 2.3%					30,021,315
(COST $30,021,315)

Money Market Funds - 0.0% ^				Shares	100,000
First American Government Obligations Fund Class X (a)		5.250		100,000	100,000

U.S. Government & Agency Securities - 2.3%				Principal Amount	29,921,315
U.S. Treasury Bills (b)		5.216	09/05/23	10,000,000	9,994,208
U.S. Treasury Bills (b)		5.275	09/19/23	10,000,000	9,973,925
U.S. Treasury Bills (b)		5.276	10/03/23	10,000,000	9,953,182

TOTAL INVESTMENTS - 97.2% (COST $1,535,904,468)					1,258,569,870

NET OTHER ASSETS AND LIABILITIES - 2.8%					36,526,190

NET ASSETS - 100.0%					$1,295,096,060

(a)	Rate shown represents the 7-day yield at August 31, 2023.
(b)	Rate shown represents the current yield for U.S. Treasury Bills at August 31, 2023.
(c)
Security is a "step-up" bond where the coupon increases or steps up at a predetermined date. Securities which do not indicate a future coupon rate in their description above are at their final coupon rate at August 31, 2023.

(d)
Variable rate security. Interest rates reset periodically. Interest rate shown reflects the rate in effect at August 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Non-income producing security.
(f)	Issuer in default on interest and/or principal repayment.
(g)	Perpetual maturity. Date shown represents next contractual call date.
(h)
Security subject to restrictions on resale under federal securities laws and which therefore may only be resold upon registration under the Securities Act of 1933, as amended, or in transactions exempt from registration, including sales to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended.  At August 31, 2023, the aggregate value of these securities was $555,986,469, representing 42.93% of net assets.

(i)	Illiquid security at August 31, 2023. At August 31, 2023, the aggregate value of these securities was $40,373,699, representing 3.12% of net assets.
(j)
Level 3 security as described in the accompanying notes.  Securities valued using unadjusted broker quotes from brokers or pricing services.  Such values are based on unobservable inputs. At August 31, 2023, the aggregate value of these securities was $1,100,000, representing 0.09% of net assets.

(k)	Rate is subject to adjustment due to credit ratings service downgrades or subsequent upgrades.
^	Rounds to 0.0%.

Abbreviations:
H15T5Y	5-Year Treasury Constant Maturity Rate
IO	Interest Only Security
LIBOR	London Interbank Offered Rate
SOFR30A	U.S. 30-Day Average Secured Overnight Financing Rate
SOFRRATE	U.S. Secured Overnight Financing Rate
TSFR1M	CME Term SOFR 1-Month Rate
TSFR3M	CME Term SOFR 3-Month Rate
USISDA02	2-Year Dollar ICE Swap Rate
USISDA05	5-Year Dollar ICE Swap Rate
USISDA10	10-Year Dollar ICE Swap Rate
USISDA30	30-Year Dollar ICE Swap Rate

CFDI	Community Development Financial Institution
DAC	Designated Activity Company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit

The following is a summary of the inputs used to value the Funds’ investments as of August 31, 2023:

	Level 1	Level 2	Level 3	Total
Bonds
Asset-backed securities	$–	$239,341,358	$–	$239,341,358
Commercial mortgage-backed securities	–	222,670,995	–	222,670,995
Convertible bonds	–	–	250,000	250,000
Corporate bonds	–	722,683,733	850,000	723,533,733
Residential mortgage-backed securities	–	129,614	–	129,614
Taxable municipal bonds	–	1,118,382	–	1,118,382
U.S. government & agency securities	–	4,968,164	–	4,968,164
U.S. government agency mortgage-backed securities	–	36,536,309	–	36,536,309
Total bonds	–	1,227,448,555	1,100,000	1,228,548,555
Short-term investments
Money market funds	100,000	–	–	100,000
U.S. government & agency securities	–	29,921,315	–	29,921,315
Total short-term investments	100,000	29,921,315	–	30,021,315
Total investments	$100,000	$1,257,369,870	$1,100,000	$1,258,569,870

The Bond Fund recognizes transfers within the fair value hierarchy as of the beginning of the period. There were no transfers between levels during the period.

For more information on valuation inputs, see the accompanying notes. The accompanying notes are an integral part of the schedule of investments.

Level 3 Securities Reconciliation	Convertible bonds	Corporate bonds	Total
Balance at November 30, 2022	$1,925,000	$6,848,178	$8,773,178
Purchases	–	–	–
Sales	–	–	–
Net realized gain (loss)	–	–	–
Net change in unrealized appreciation (depreciation)	(1,675,000)	(5,998,178)	(7,673,178)
Accrued interest	–	–	–
Transfer into Level 3 (a)	–	–	–
Transfers out of Level 3	–	–	–
Balance as of August 31, 2023	$250,000	$850,000	$1,100,000

(a) Represents two FedNat Holding Co. securities using unobservable inputs. These securities were fair valued as of August 31, 2023 using unadjusted broker quotes from brokers.

THOMPSON IM FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
August 31, 2023

VALUATION POLICY AND PROCEDURES - The Funds’ Board of Directors (the “Funds’ Board”) has adopted methods for valuing securities set forth in the Funds’ Pricing Policies and Procedures, including circumstances in which market quotes are not readily available or deemed to be unreliable, and has delegated authority to the Advisor, as the Board appointed valuation designee, to apply those methods in making fair value determinations in accordance with the procedures approved by the Board. The valuation designee has established a valuation committee that, along with other Advisor employees, administers, implements, and oversees the fair valuation process and makes fair value decisions. The valuation committee regularly reviews its own fair value decisions, as well as valuations, valuation techniques and services furnished by pricing services; considers circumstances in the markets which may require it to make or adjust valuation determinations; and reviews previous valuation determinations. The valuation committee reports on its activities and any changes to the fair valuation guidelines to the Funds’ Board.

Rule 2a-5 adopted by the Securities and Exchange Commission (the “SEC”) governing fund valuation practices has established a framework for determining fair value in good faith for purposes of Section 29(a)(41) of the 1940 Act. Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act, which requires a fund to fair value a security when market quotations are not readily available. The Funds adopted a valuation policy adhering to the new rule and there was no material impact to the Funds.

VALUATION MEASUREMENTS – In accordance with generally accepted accounting principles in the United States of America (“GAAP”), fair value is defined as the price that each Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. The Fund considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The determination of what constitutes “observable” requires significant judgment by the Fund. The categorization of a security within the hierarchy is based upon the pricing transparency of the security and does not necessarily correspond to the Fund’s perceived risk of that security.  The inputs used to measure fair value may fall into different levels of the fair valuation hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level that is significant to the fair value measurement in its entirety.

SECURITY VALUATION - Each Fund’s equity securities, including common stocks, ADRs, REITs, and rights are valued at their market prices (generally the last reported sales price on the exchange where the securities are primarily traded or, for Nasdaq-listed securities, at their Nasdaq Official Closing Prices). If no sales are reported on a particular day, the mean between the highest bid and lowest asked quotations at the close of the exchanges will generally be used.  To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.  When adjustments to observable prices are applied or when the market is considered inactive, securities will be categorized in level 2 of the fair value hierarchy.

Investments in money market mutual funds are generally priced at the ending net asset value provided by the service agent of the funds.  These securities will be categorized as level 1 securities.

Fixed-income securities such as corporate bonds, convertible bonds, asset-backed securities, mortgage-backed securities, U.S. government and agency securities, sovereign bonds, municipal bonds and commercial paper are typically valued based on valuations published by an independent pricing service, which uses various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Factors considered by pricing services include market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads and fundamental analytical data relating to the issuer. Short-term investments in fixed-income securities (those with remaining maturities of 60 days or less) are generally valued on an amortized cost basis. Fixed-income securities will generally be categorized in level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in level 3.

Where market quotations are not readily available or are unreliable, a value is determined in good faith pursuant to procedures established by the Funds’ Board.   When determining the value of a security, consideration is given to the facts and circumstances relevant to the particular situation, which includes factors such as fundamental analytical data relating to the investment, which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, nature and duration of any restrictions on disposition of the security and an evaluation of forces that influence the market in which the securities are purchased or sold. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security.